Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000244754 | 78464A409 | SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000244754 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000244754 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000244754 | 78464A649 | SPDR Portfolio Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000244754 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000244754 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000244754 | Equity
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000244754 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244755 | 302491303 | FMC Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244755 | 902973304 | US Bancorp
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244755 | 92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244755 | 22822V101 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244755 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244755 | 74144T108 | T Rowe Price Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244755 | 65473P105 | NiSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244755 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244755 | 500754106 | Kraft Heinz Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244755 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244755 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244755 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244755 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244755 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244755 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000244755 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000244755 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000244755 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000244755 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000244755 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000244755 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000244755 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244756 | 922475108 | Veeva Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244756 | 517834107 | Las Vegas Sands Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244756 | 580135101 | McDonald's Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244756 | 833445109 | Snowflake, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244756 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244756 | 12572Q105 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244756 | 902252105 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244756 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244756 | 880770102 | Teradyne, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244756 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244756 | Technology
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000244756 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000244756 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000244756 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000244756 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000244756 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244756 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244756 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244756 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244757 | 464287440 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000244757 | 464288661 | iShares 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000244757 | 78464A672 | SPDR Portfolio Intermediate Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000244757 | 808524854 | Schwab Intermediate-Term U.S. Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000244757 | 464288646 | iShares 1-5 Year Investment Grade Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000244757 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000244757 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244758 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000244758 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000244758 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000244758 | 78467X109 | SPDR Dow Jones Industrial Average ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000244758 | 78468R663 | SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000244758 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000244758 | Equity
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000244758 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244759 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000244759 | 78468R663 | SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000244759 | 46436E874 | iShares iBonds Dec 2024 Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000244759 | 46138G888 | Invesco Short Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000244759 | 78468R523 | SPDR Bloomberg 3-12 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000244759 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000244759 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244760 | 518439104 | Estee Lauder Companies, Inc. (The), Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244760 | 097023105 | Boeing Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244760 | 126650100 | CVS Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244760 | 254687106 | Walt Disney Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244760 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244760 | 012653101 | Albemarle Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244760 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244760 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244760 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244760 | 855244109 | Starbucks Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244760 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000244760 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000244760 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000244760 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000244760 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000244760 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244760 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244760 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000244760 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000244760 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244761 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000244761 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000244761 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000244761 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000244761 | 81752T528 | Panagram Bbb-B Clo Etf
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000244761 | 47103U753 | Janus Henderson B-BBB CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000244761 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000244761 | Equity
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000244761 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%